                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   George V. Young
Title:  LLC Member
Phone:  (504) 525-0808

Signature, Place and Date of Signing:


/s/ George V. Young                         New Orleans, LA         10/29/2010
-----------------------------------   --------------------------   -------------
[Signature]                                  [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

13F File Number   Name
---------------   ----
28- ___________   ______________________________________________

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           72
Form 13F Information Table Value Total:   $  721,717
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   13F File Number   Name
---   ---------------   ----

___   28-____________   ________________________________________

[Repeat as necessary.]

                         St. Denis J. Villere Co., LLC
                             13F September 30, 2010

COLUMN 1                         COLUMN 2      COLUMN 3        COLUMN 4      COLUMN 5  COLUMN 6  COLUMN 7       Column 8
---------------------------- --------------- ----------- ------------------- -------- ---------- -------- -------------------
                                                                    SHRS OR                                 Voting Authority
                                                           VALUE      PRN    SH/ PUT/ INVESTMENT   OTHER  -------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X 1,000)    AMT    PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
--------------               --------------- ----------- --------- --------- --- ---- ---------- -------- ---- --------- ----
LUMINEX CORP DEL             COM             55027E 10 2    55,108 3,444,249  Sh           OTHER               3,444,249
3-D SYS CORP DEL             COM NEW         88554D 20 5    49,988 3,181,911  Sh           OTHER               3,181,911
O REILLY AUTOMOTIVE INC      COM             686091 10 9    40,988   770,450  Sh           OTHER                 770,450
ABBOTT LABS                  COM             002824 10 0    35,129   672,453  Sh           OTHER                 672,453
EURONET WORLDWIDE INC        COM             298736 10 9    33,041 1,836,640  Sh           OTHER               1,836,640
POOL CORPORATION             COM             73278L 10 5    32,754 1,631,975  Sh           OTHER               1,631,975
FEDEX CORP                   COM             31428X 10 6    32,166   376,210  Sh           OTHER                 376,210
BE AEROSPACE INC             COM             073302 10 1    30,690 1,012,550  Sh           OTHER               1,012,550
CARTER INC                   COM             146229 10 9    30,515 1,158,950  Sh           OTHER               1,158,950
EPIQ SYS INC                 COM             26882D 10 9    28,745 2,344,594  Sh           OTHER               2,344,594
VARIAN MED SYS INC           COM             92220P 10 5    26,245   433,800  Sh           OTHER                 433,800
PIONEER NAT RES CO           COM             723787 10 7    25,462   391,540  Sh           OTHER                 391,540
IBERIABANK CORP              COM             450828 10 8    24,695   494,100  Sh           OTHER                 494,100
CULLEN FROST BANKERS INC     COM             229899 10 9    22,507   417,800  Sh           OTHER                 417,800
NIC INC                      COM             62914B 10 0    21,504 2,593,950  Sh           OTHER               2,593,950
SMUCKER J M CO               COM NEW         832696 40 5    17,809   294,225  Sh           OTHER                 294,225
SUPERIOR ENERGY SVCS INC     COM             868157 10 8    15,652   586,450  Sh           OTHER                 586,450
ION GEOPHYSICAL CORP         COM             462044 10 8    14,778 2,875,150  Sh           OTHER               2,875,150
BANK OF AMERICA CORPORATION  COM             060505 10 4    14,508 1,107,232  Sh           OTHER               1,107,232
SCHLUMBERGER LTD             COM             806857 10 8    13,839   224,620  Sh           OTHER                 224,620
PHI INC                      COM NON VTG     69336T 20 5    12,871   795,467  Sh           OTHER                 795,467
GULF ISLAND FABRICATION INC  COM             402307 10 2     9,246   508,000  Sh           OTHER                 508,000
FLOWERS FOODS INC            COM             343498 10 1     9,037   363,800  Sh           OTHER                 363,800
BANK OF AMERICA CORPORATION  7.25% CNV PFD L 060505 68 2     8,202     8,335  Sh           OTHER                   8,335
SANDRIDGE ENERGY INC         COM             80007P 30 7     7,553 1,329,800  Sh           OTHER               1,329,800
WESTAR ENERGY INC            COM             95709T 10 0     7,251   299,250  Sh           OTHER                 299,250
MCDONALDS CORP               COM             580135 10 1     7,201    96,650  Sh           OTHER                  96,650
COLLECTIVE BRANDS INC        COM             19421W 10 0     6,947   430,450  Sh           OTHER                 430,450
JOHNSON & JOHNSON            COM             478160 10 4     6,423   103,670  Sh           OTHER                 103,670
WELLS FARGO & CO NEW         COM             949746 10 1     6,365   253,432  Sh           OTHER                 253,432
SOUTHWESTERN ENERGY CO       COM             845467 10 9     5,941   177,650  Sh           OTHER                 177,650
CERNER CORP                  COM             156782 10 4     5,581    66,452  Sh           OTHER                  66,452
HANCOCK HLDG CO              COM             410120 10 9     5,471   181,946  Sh           OTHER                 181,946
EXXON MOBIL CORP             COM             30231G 10 2     5,375    86,982  Sh           OTHER                  86,982
AMERICAN VANGUARD CORP       COM             030371 10 8     4,913   795,012  Sh           OTHER                 795,012
GOLDMAN SACHS GROUP INC      COM             38141G 10 4     4,786    33,100  Sh           OTHER                  33,100
JPMORGAN CHASE & CO          COM             46625H 10 0     4,624   121,491  Sh           OTHER                 121,491
PROCTER & GAMBLE CO          COM             742718 10 9     3,924    65,425  Sh           OTHER                  65,425
PHI INC                      COM VTG         69336T 10 6     3,692   236,678  Sh           OTHER                 236,678
CLECO CORP NEW               COM             12561W 10 5     3,655   123,400  Sh           OTHER                 123,400
VERIZON COMMUNICATIONS INC   COM             92343V 10 4     3,453   105,960  Sh           OTHER                 105,960
COCA COLA CO                 COM             191216 10 0     3,019    51,585  Sh           OTHER                  51,585
MICROSOFT CORP               COM             594918 10 4     2,108    86,080  Sh           OTHER                  86,080
BIO RAD LABS INC             CL A            090572 20 7     2,009    22,200  Sh           OTHER                  22,200
BALDOR ELEC CO               COM             057741 10 0     1,689    41,800  Sh           OTHER                  41,800

                         St. Denis J. Villere Co., LLC
                             13F September 30, 2010

AT&T INC                     COM             00206R 10 2     1,605    56,126  Sh           OTHER                  56,126
MURPHY OIL CORP              COM             626717 10 2     1,467    23,684  Sh           OTHER                  23,684
CHEVRON CORP NEW             COM             166764 10 0     1,110    13,698  Sh           OTHER                  13,698
COLGATE PALMOLIVE CO         COM             194162 10 3       826    10,744  Sh           OTHER                  10,744
TIDEWATER INC                COM             886423 10 2       820    18,300  Sh           OTHER                  18,300
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259 20 6       774    12,828  Sh           OTHER                  12,828
HEWLETT PACKARD CO           COM             428236 10 3       697    16,564  Sh           OTHER                  16,564
ACTIVISION BLIZZARD INC      COM             00507V 10 9       543    50,200  Sh           OTHER                  50,200
PEPSICO INC                  COM             713448 10 8       510     7,680  Sh           OTHER                   7,680
AFLAC INC                    COM             001055 10 2       483     9,350  Sh           OTHER                   9,350
AMERICAN EXPRESS CO          COM             025816 10 9       449    10,700  Sh           OTHER                  10,700
CATERPILLAR INC DEL          COM             149123 10 1       437     5,550  Sh           OTHER                   5,550
3M CO                        COM             88579Y 10 1       434     5,000  Sh           OTHER                   5,000
CONOCOPHILLIPS               COM             20825C 10 4       431     7,499  Sh           OTHER                   7,499
SCOTTS MIRACLE GRO CO        CL A            810186 10 6       424     8,200  Sh           OTHER                   8,200
INTERNATIONAL BUSINESS MACHS COM             459200 10 1       410     3,055  Sh           OTHER                   3,055
ALLSTATE CORP                COM             020002 10 1       379    12,000  Sh           OTHER                  12,000
BRISTOL MYERS SQUIBB CO      COM             110122 10 8       323    11,900  Sh           OTHER                  11,900
TRAVELERS COMPANIES INC      COM             89417E 10 9       297     5,700  Sh           OTHER                   5,700
NORFOLK SOUTHERN CORP        COM             655844 10 8       290     4,880  Sh           OTHER                   4,880
GENERAL ELECTRIC CO          COM             369604 10 3       281    17,275  Sh           OTHER                  17,275
HENRY JACK & ASSOC INC       COM             426281 10 1       255    10,000  Sh           OTHER                  10,000
MORGAN STANLEY               COM NEW         617446 44 8       249    10,082  Sh           OTHER                  10,082
PNC FINL SVCS GROUP INC      COM             693475 10 5       239     4,600  Sh           OTHER                   4,600
KIMBERLY CLARK CORP          COM             494368 10 3       228     3,500  Sh           OTHER                   3,500
GOLD RESOURCE CORP           COM             38068T 10 5       187    10,000  Sh           OTHER                  10,000
WHITNEY HLDG CORP            COM             966612 10 3       110    13,437  Sh           OTHER                  13,437
                                                           -------
                                                           721,717
                                                           -------